Cover	6 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	Know Labs, Inc.
Entity Central Index Key	0001074828
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	500 Union Street
Entity Address Address Line 2	Suite 810
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98101
City Area Code	206
Local Phone Number	903-1351